Income taxes (Summary of tax losses carried forward) (Details) - CAD ($)	Dec. 31, 2022	Dec. 31, 2021
Federal
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax losses carried forward	$ 7,894,885	$ 5,277,453
Federal | Non-capital losses carried forward
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax losses carried forward	42,341,623	21,717,071
Provincial
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax losses carried forward	7,628,953	4,996,405
Provincial | Non-capital losses carried forward
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax losses carried forward	41,107,972	19,895,533
Italy | Non-capital losses carried forward
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax losses carried forward	908,073	815,620
2032 | Federal | Non-capital losses carried forward
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax losses carried forward	2,866,759	628,948
2032 | Provincial | Non-capital losses carried forward
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax losses carried forward	2,866,759	0
2032 | Italy | Non-capital losses carried forward
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax losses carried forward	0	0
2033 | Federal | Non-capital losses carried forward
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax losses carried forward	2,047,643	2,047,643
2033 | Provincial | Non-capital losses carried forward
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax losses carried forward	2,047,643	1,490,639
2033 | Italy | Non-capital losses carried forward
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax losses carried forward	0	0
2034 | Federal | Non-capital losses carried forward
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax losses carried forward	589,007	589,007
2034 | Provincial | Non-capital losses carried forward
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax losses carried forward	589,007	589,007
2034 | Italy | Non-capital losses carried forward
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax losses carried forward	0	0
2035 | Federal | Non-capital losses carried forward
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax losses carried forward	703,664	703,664
2035 | Provincial | Non-capital losses carried forward
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax losses carried forward	416,827	416,827
2035 | Italy | Non-capital losses carried forward
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax losses carried forward	0	0
2036 | Federal | Non-capital losses carried forward
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax losses carried forward	3,579,827	3,579,827
2036 | Provincial | Non-capital losses carried forward
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax losses carried forward	3,440,527	3,440,527
2036 | Italy | Non-capital losses carried forward
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax losses carried forward	0	0
2037 | Federal | Non-capital losses carried forward
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax losses carried forward	1,577,876	1,577,876
2037 | Provincial | Non-capital losses carried forward
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax losses carried forward	1,568,739	1,568,739
2037 | Italy | Non-capital losses carried forward
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax losses carried forward	0	0
2038 | Federal | Non-capital losses carried forward
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax losses carried forward	5,716,536	5,716,536
2038 | Provincial | Non-capital losses carried forward
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax losses carried forward	5,650,620	5,650,620
2038 | Italy | Non-capital losses carried forward
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax losses carried forward	0	0
2039 | Federal | Non-capital losses carried forward
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax losses carried forward	4,772,060	4,163,315
2039 | Provincial | Non-capital losses carried forward
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax losses carried forward	4,079,919	4,079,919
2039 | Italy | Non-capital losses carried forward
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax losses carried forward	0	0
2040 | Federal | Non-capital losses carried forward
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax losses carried forward	533,485	0
2040 | Provincial | Non-capital losses carried forward
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax losses carried forward	533,485	0
2040 | Italy | Non-capital losses carried forward
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax losses carried forward	0	0
2041 | Federal | Non-capital losses carried forward
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax losses carried forward	3,818,898	2,710,255
2041 | Provincial | Non-capital losses carried forward
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax losses carried forward	3,773,941	2,659,255
2041 | Italy | Non-capital losses carried forward
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax losses carried forward	0	0
2042 | Federal | Non-capital losses carried forward
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax losses carried forward	16,135,868	0
2042 | Provincial | Non-capital losses carried forward
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax losses carried forward	16,140,505	0
2042 | Italy | Non-capital losses carried forward
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax losses carried forward	0	0
Indefinite | Federal | Non-capital losses carried forward
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax losses carried forward	0	0
Indefinite | Provincial | Non-capital losses carried forward
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax losses carried forward	0	0
Indefinite | Italy | Non-capital losses carried forward
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax losses carried forward	$ 908,073	$ 815,620